Cost of delivery services income and other revenues	12 Months Ended
Dec. 31, 2024
Cost of delivery services income and other revenues
Cost of delivery services income and other revenues

12. Cost of delivery services income and other revenues

Cost of delivery services income and other revenues consists of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Delivery cost	—	131,685,885	200,004,561	27,400,512
Other costs*	56,202,270	711,777	—	—
	56,202,270	132,397,662	200,004,561	27,400,512

* Other costs include commission expenses, salaries and cost of educational services.